INVESTMENT PROPERTIES - Components of investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment Properties:
Investment properties	$ 4,457,899	$ 3,424,978
Income-producing properties
Investment Properties:
Investment properties	4,377,623	3,403,985	$ 2,714,684
Properties under development
Investment Properties:
Investment properties	51,310	17,009
Land held for development
Investment Properties:
Investment properties	$ 28,966	$ 3,984	$ 18,884